Trade Receivables - Schedule of Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Receivables [Line Items]
Trade receivables	R$ 2,210	R$ 1,199
Credit card companies [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	1,418	589
Credit card companies - FIC [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	412	211
Tickets [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	113	185
Total of credit card and tickets [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	1,943	985
Slips [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	177	148
Suppliers and others [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	93	81
Trade Receivables [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	2,213	1,214
Provision for expected credit losses [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	R$ (3)	R$ (15)